Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Notes Payable Related Parties Details Narrative
Notes Payable Principal	$ 5,335,243		$ 5,335,243		$ 5,222,259	$ 5,364,572
Debt Discount	37,500		37,500		150,484	8,171
Interest Payable, Current	1,005,144		1,005,144		685,907	109,426
Interest Expense, Related Party	$ 199,991	$ 160,979	$ 583,448	$ 444,437	$ 634,169	$ 541,982